Related Party Transactions - Summary of Related Party Costs (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Related party costs, Incurred		$ 3,041,344	$ 2,831,451	$ 6,278,829	$ 5,770,531	$ 11,505,667	$ 11,016,594	$ 9,190,888
Related party costs, Payable		13,995,545		13,995,545		4,674,857	13,877,191
Related Party
Related Party Transaction [Line Items]
Related party costs, Incurred				11,776,261		16,072,773	18,864,985
Related party costs, Paid				2,455,573		25,275,107	10,921,763
Related party costs, Payable		13,995,545		13,995,545		4,674,857	13,877,191
Operating Expenses (Including Organizational Costs) | Related Party
Related Party Transaction [Line Items]
Related party costs, Incurred						9,059,444	12,220,370
Related party costs, Paid						15,589,065	7,066,191
Related party costs, Payable						2,770,160	9,299,781
Operating Expenses | Related Party
Related Party Transaction [Line Items]
Related party costs, Incurred				7,779,781		9,059,444
Related party costs, Paid				1,778,504		15,589,065
Related party costs, Payable		8,771,437		8,771,437		2,770,160
Asset Management Fees | Related Party
Related Party Transaction [Line Items]
Related party costs, Incurred				2,293,764		4,402,526	4,253,616
Related party costs, Paid				504,562		5,714,373	2,458,196
Related party costs, Payable		2,925,703		2,925,703		1,136,501	2,448,348
Property Management Fees | Related Party
Related Party Transaction [Line Items]
Related party costs, Incurred				971,682		1,871,969	1,688,524
Related party costs, Paid				172,507		2,404,038	798,536
Related party costs, Payable		1,417,795		1,417,795		618,620	1,150,689
Acquisition Expenses | Related Party
Related Party Transaction [Line Items]
Related party costs, Incurred	[1]			731,034		388,834	589,216
Related party costs, Paid	[1]					1,217,631	146,146
Related party costs, Payable	[1]	$ 880,610		$ 880,610		149,576	978,373
Acquisition Related | Related Party
Related Party Transaction [Line Items]
Related party costs, Incurred	[2]					0	113,259
Related party costs, Paid	[2]					0	452,694
Related party costs, Payable	[2]					0	0
Offering Costs | Related Party
Related Party Transaction [Line Items]
Related party costs, Incurred						350,000	0
Related party costs, Paid						350,000	0
Related party costs, Payable						$ 0	$ 0

[1]	Amounts include third party acquisition expenses paid by our Sponsor and reimbursed by the Company.
[2]	Amounts include acquisition fees paid to our Sponsor and third party earnest money deposits paid by our Sponsor and reimbursed by the Company.